Share Capital (Details) - Schedule of Share Capital Composed of Ordinary Shares - Common Stock [Member] - shares		Dec. 31, 2023	Dec. 31, 2022
Schedule of Share Capital Composed of Ordinary Shares [Line Items]
Issued	[1]	1,215,512	1,153,461
Authorized		43,567,567	43,567,567

[1]	Retroactively adjusted.